Property, plant and equipment, net (Tables)	12 Months Ended
Dec. 31, 2023
Property, plant and equipment, net
Property, plant and equipment, net
December 31, ($ in millions) 2023 2022
Land and buildings

3,818 3,622
Machinery and equipment

5,847 5,495
Construction in progress

713 586
10,378 9,703
Accumulated depreciation

(6,236) (5,792)
Total 4,142 3,911

Schedule of assets under finance lease included in property, plant and equipment, net	December 31, ($ in millions) 2023 2022 Land and buildings 208 178 Machinery and equipment 95 135 303 313 Accumulated depreciation (137) (135) Total 166 178